Cover	Mar. 05, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 05, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-42296
Entity Registrant Name	SKY QUARRY INC.
Entity Central Index Key	0001812447
Entity Tax Identification Number	84-1803091
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	707 W. 700 South
Entity Address, Address Line Two	Suite 1
Entity Address, City or Town	Woods Cross
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84087
City Area Code	424
Local Phone Number	394-1090
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	SKYQ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false